Investment Securities - Schedule of Unrealized Loss on Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	$ 193,189	$ 781,661
12 Months or Longer	558,570	169,082
Total	751,759	950,743
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	223	38,173
12 Months or Longer	12,852	17,313
Total	13,075	55,486
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	119,913	377,626
12 Months or Longer	388,140	147,510
Total	508,053	525,136
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	87	29,256
12 Months or Longer	8,746	16,240
Total	8,833	45,496
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	73,276	404,035
12 Months or Longer	170,430	21,572
Total	243,706	425,607
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	136	8,917
12 Months or Longer	4,106	1,073
Total	4,242	9,990
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	8,032	5,781
12 Months or Longer	2,714
Total	10,746	5,781
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	148	42
12 Months or Longer	12
Total	$ 160	$ 42